Submission	Dec. 01, 2025
Submission [Line Items]
Central Index Key	0001770501
Registrant Name	Venu Holding Corporation
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A